SHAREHOLDERS’ EQUITY (DEFICIT) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

Stock option activity for the periods presented is as follows:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (years)
Outstanding at December 31, 2024	18,614	$5.59	7.5
Granted	—	—
Cancelled	(848)	20.30
Exercised	—	—
Outstanding as of September 30, 2025	17,766	$5.57	6.7
Exercisable as of September 30, 2025	16,144	$4.81

The balance and activity of all stock options outstanding as of December 31, 2024, and 2023, is as follows:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (years)
Outstanding at December 31, 2022	100,305	$3.50	9.4
Granted	15,309	$205.25
Cancelled	(12,551)	$5.50
Exercised	(8,296)	$3.00
Outstanding at December 31, 2023	94,767	$35.75	8.8
Granted	34,370	$12.76
Cancelled	(77,910)	$43.57
Exercised	(32,613)	$3.63
Outstanding as of December 31, 2024	18,614	$5.59	7.5
Exercisable as of December 31, 2024	15,360	$4.03

SCHEDULE OF RESTRICTED STOCK UNIT

Restricted stock unit activity for the period presented is as follows:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2024	29,080	$18.75
Granted	358,397	1.83
Vested	(340,154)	2.85
Forfeited	—	—
Outstanding as of September 30, 2025	47,323	$4.87

Restricted stock unit activity for the period presented is as follows:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2023	—	$—
Granted	65,171	16.47
Vested	(7,355)	18.75
Forfeited	(28,736)	18.75
Outstanding at December 31, 2024	29,080	$13.64

SCHEDULE OF AUTHORIZED STOCK

The Company has authorized stock which have been designated as follows:

	Number of Shares Authorized	Number of Shares Outstanding As of December 31, 2024	Par Value
Class A Common Stock	200,000,000	1,843,852	$0.0001
Preferred Stock	1,000,000	—	$0.0001

SCHEDULE OF ALL STOCK OPTIONS OUTSTANDING

The following table summarizes the range of exercise price, weighted average remaining contractual life (“Life”) and weighted average exercise price (“Price”) for all stock options outstanding as of December 31, 2024:

	Options Outstanding
Exercise Price	Shares	Life (in years)
$3.00	1,763	6.6
$3.50	13,562	7.2
$12.50	3,230	9.4
$177.75	44	0.0
$210.00	15	5.4
	18,614	7.5

SCHEDULE OF WEIGHTED-AVERAGE ASSUMPTIONS

The fair value of stock options on the grant date was determined using the following weighted-average assumptions during the year ended December 31, 2024 and 2023:

	For The Year Ending December 31,
	2024	2023
Expected term	5.8 - 6.25 years	2-6 years
Expected volatility	68%	30% - 71%
Expected dividends	None	None
Risk-free interest rate	3.8% - 4.5%	3.6%-4.6%
Forfeitures	None	None

SCHEDULE OF COMPANY’S WARRANT ACTIVITY

The following table is a summary of the Company’s warrant activity during the years ended December 31, 2024:

	Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (years)
Outstanding as of January 1, 2023	1,161,195	$287.50	5
Granted	—
Cancelled	—
Exercised	—
Outstanding as of December 31, 2024	1,161,195	$287.50	3.92 years
Exercisable as of December 31, 2024	1,161,195